Schedule of Components of Provision For Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred	$ (1,212,525)	$ (555,017)
Change in valuation allowance	1,212,525	555,017
Total deferred
Total provision for income taxes